Premises and Equipment - Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 6,505	$ 6,438
Less accumulated depreciation and amortization	(3,899)	(3,768)
Total Premises and Equipment	2,606	2,670
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	529	534
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,256	3,222
Furniture Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	2,593	2,543
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	103	97
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 24	$ 42